LOSS BEFORE TAXATION (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of loss before taxation [Abstract]
Disclosure of detailed information regarding adjustments to reconcile profitloss before tax [Text Block]
Loss before taxation has been arrived at after charging (crediting):

	2018	2017	2016
	US$’000	US$’000	US$’000

Depreciation of ships, dry-docking and plant and equipment (Note 14)	14,094	17,975	19,806
Depreciation of other property, plant and equipment *	180	797	688
Amortisation of intangible assets *	17	908	1,057
Total depreciation and amortisation	14,291	19,680	21,551
Impairment loss net of reversals recognised on financial assets	1,583	18	(3)
Net gain on disposal of businesses	(3,255)	-	-
Gain on deemed disposal of previously held joint venture interest	(213)	-	-
Cost of inventories recognised as expense (included in voyage expenses)	43,119	55,347	51,997
Expense recognised in respect of equity-settled share-based payments	2,297	472	176
Employee benefits expenses (including directors’ remuneration and share based payments)	20,283	19,349	15,691
Cost of defined benefit plan and defined contribution plans included in employee benefits expenses	1,381	1,350	1,226

*	Included in administrative expenses